Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The following table presents amounts of related party transactions recorded in the consolidated statements of operations and comprehensive income (loss) for years presented relating to services provided by Tregaron and its affiliates under these agreements for the periods in 2017 and 2018, during which Treragon was a related party:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$12,100	$14,255	$—
Sales and marketing	1,200	755	—
Engineering and development	1,300	1,260	—
General and administrative	200	115	—
Total related party transaction expense	$14,800	$16,385	$—

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Revenue	$(4,250)	$(5,450)	$(5,220)
Revenue (contra)	7,850	7,965	6,410
Total related party transaction impact to revenue	$3,600	$2,515	$1,190
Cost of revenue	675	640	590
Total related party transaction expense, net	$4,275	$3,155	$1,780